Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 126,607	¥ 116,229
Impact on initial application of IFRS 16	(3,462)
Changes from financing cash flows:
Proceeds from bank borrowings	33,985	34,385	[1]		¥ 42,854	[1]
Proceeds from issuance of ultra-short-term financing bills	43,489	5,500
Proceeds from corporate bonds	7,497	2,000
Repayment of bank borrowings	(50,374)	(34,260)	[1]		(18,311)	[1]
Repayment of ultra-short-term financing bills	(25,000)	(1,500)
Repayment of corporate bonds	(12,951)	(345)
Capital element of lease rentals paid	(17,784)	(10,433)
Total changes from financing cash flows	(21,138)	(4,653)
Exchange adjustments	1,238	1,790
Changes in fair value	(159)	(49)
Additions of obligations under finance leases		13,290
Increase in lease liabilities from entering into new leases during the year	30,351
Amortization amount of bond	9
Total other changes	30,360	13,290
Ending Balance	185,064	126,607			116,229
IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Impact on initial application of IFRS 16		48,156
Bank loans and other borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	54,417	48,287
Changes from financing cash flows:
Proceeds from bank borrowings	33,985	34,385
Proceeds from issuance of ultra-short-term financing bills	43,489	5,500
Proceeds from corporate bonds	7,497	2,000
Repayment of bank borrowings	(50,374)	(34,260)
Repayment of ultra-short-term financing bills	(25,000)	(1,500)
Repayment of corporate bonds	(12,951)	(345)
Total changes from financing cash flows	(3,354)	5,780
Exchange adjustments	108	350
Amortization amount of bond	9
Total other changes	9
Ending Balance	51,180	54,417			48,287
Bank loans and other borrowings [member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance | $				$ 54,417
Changes from financing cash flows:
Ending Balance | $
Bank loans and other borrowings [member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance | $
Changes from financing cash flows:
Ending Balance | $				54,417
Obligations under finance leases [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	72,221	67,924
Changes from financing cash flows:
Capital element of lease rentals paid		(10,433)
Total changes from financing cash flows		(10,433)
Exchange adjustments		1,440
Additions of obligations under finance leases		13,290
Total other changes		13,290
Ending Balance		72,221			67,924
Obligations under finance leases [member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance | $				72,221
Changes from financing cash flows:
Ending Balance | $
Obligations under finance leases [member] | IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Impact on initial application of IFRS 16		(72,221)
Lease liabilities [member]
Changes from financing cash flows:
Capital element of lease rentals paid	(17,784)
Total changes from financing cash flows	(17,784)
Exchange adjustments	1,130
Increase in lease liabilities from entering into new leases during the year	30,351
Total other changes	30,351
Ending Balance	134,074
Lease liabilities [member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance | $
Changes from financing cash flows:
Ending Balance | $				120,377
Lease liabilities [member] | IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Impact on initial application of IFRS 16		120,377
Interest rate swaps held to hedge borrowings (assets) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(75)	(46)
Changes from financing cash flows:
Changes in fair value	72	(29)
Ending Balance	(3)	(75)			(46)
Interest rate swaps held to hedge borrowings (assets) [member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance | $				(75)
Changes from financing cash flows:
Ending Balance | $
Interest rate swaps held to hedge borrowings (assets) [member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance | $
Changes from financing cash flows:
Ending Balance | $				(75)
Cross currency swaps (liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	44	64
Changes from financing cash flows:
Changes in fair value	(44)	(20)
Ending Balance		¥ 44			¥ 64
Cross currency swaps (liabilities) | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance | $				44
Changes from financing cash flows:
Ending Balance | $
Cross currency swaps (liabilities) | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance | $
Changes from financing cash flows:
Ending Balance | $				44
Cross currency swaps (assets)
Changes from financing cash flows:
Changes in fair value	(187)
Ending Balance	¥ (187)
Cross currency swaps (assets) | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance | $				126,607
Changes from financing cash flows:
Ending Balance | $
Cross currency swaps (assets) | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance | $
Changes from financing cash flows:
Ending Balance | $				$ 174,763

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).